Note Payable - ST. George Investments LLC	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Note Payable - ST. George Investments LLC [Abstract]
NOTE PAYABLE - ST. GEORGE INVESTMENTS LLC

NOTE 6 – NOTE PAYABLE – ST. GEORGE INVESTMENTS LLC

On November 14, 2016, the Registrant entered into an interest free six month Convertible Promissory Note with an accredited investor for the principal amount of $185,000 due on May 13, 2017, convertible into the Registrant’s Common Stock only in the case of an Event of Default at a Conversion Price equal to 60% of the three lowest daily Volume Weighted Average Prices for OMAG’s Common Stock during the twenty trading days immediately preceding the Conversion. OMAG may prepay the Note in whole or in part at any time without penalty. After deduction of a $30,000 original issue discount (OID) and legal fees of $5,000, the Registrant received net proceeds of $150,000 on November 16, 2016. On May 10, 2017 OMAG and St. George executed an Amendment to Convertible Promissory Note extending the maturity date to July 17, 2017 in consideration of a $10,000 extension fee paid to St. George. (See: Exhibits 10.42 and 10.43, the Note Purchase Agreement and the Securities Purchase Agreement and Exhibit 10.50, the Amendment to the Convertible Promissory Note). The maturity date of the Convertible Promissory Note was subsequently further extended to September 17, 2017 (See Note 13 – Subsequent Events).

NOTE 5 – NOTE PAYABLE – ST. GEORGE INVESTMENTS LLC

On November 14, 2016, the Company entered into an interest free Convertible Promissory Note with an accredited investor for the principal amount of $185,000 due on May 15, 2017, six months from the funding date of November 16, 2016, convertible into the Company’s Common Stock only in the case of an Event of Default at a Conversion Price equal to 60% of the three lowest daily Volume Weighted Average Prices for the Company’s Common Stock during the twenty trading days immediately preceding the Conversion. The Company may prepay the Note in whole or in part at any time without penalty. After deduction of a $30,000 original issue discount (OID) and legal fees of $5,000, the Company received net proceeds of $150,000 on November 16, 2016. (See: Exhibits 10.42 and 10.43, the Note Purchase Agreement and the Securities Purchase Agreement).